Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2024 and 2025 consist of the following:

				Weighted	Weighted
				average	average
				interest	interest
				rate	rate
				as of	as of
		Maturity		December 31,	December 31,	Balance as of December 31,
Lender	Type	date	Currency	2024	2025	2024	2025	2025
						HK$	HK$	US$
Standard Chartered Bank (Hong Kong) Limited	Government guaranteed SME loan	Within 10 years or on demand	HK$	3.52%	2.96%	8,871,262	8,081,222	1,038,277
Total						8,871,262	8,081,222	1,038,277